Stockholders' Equity (Deficit) (Equity Compensation Plan) (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2011	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding stock options		1,214,686	1,018,590
Granted		393,375	393,375
Forfeited		187,007
Stock-based compensation expense		$ 1,574	$ 1,066	$ 1,066
Weighted average grant-date fair value		$ 3.20	$ 5.66
Fair value of stock options vested		$ 2,900
Unrecognized stock-based compensation expense		$ 2,400
Unrecognized stock-based compensation expense, recognition period		16 months 21 days
2009 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Incentive Plan, shares authorized		869,565			652,174	217,391
Expiration term			10 years
Outstanding stock options		553,105	581,842
2014 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Incentive Plan, shares authorized	500,000
Stock Incentive Plan, shares authorized increased	600,000
Expiration term	10 years
Outstanding stock options		661,581
Granted	1,100,000
2009 and 2014 Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares available for grant		453,297